Share-Based Compensation - Summary of Stock Options Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Exercise multiple			$ 2.8
Contractual life	10 years	10 years	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate maximum	4.57%	4.61%	3.94%
Expected volatility range Maximum	52.04%	50.69%	56.00%
Fair market value per ordinary share as at valuation dates	$ 0.76	$ 3.11	$ 9.29
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	3.70%	3.48%	1.52%
Expected volatility range Minimum	47.83%	47.90%	48.20%
Fair market value per ordinary share as at valuation dates	$ 0.28	$ 0.93	$ 0.013